Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000189198 | Vanguard S&P 500 ETF_0
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000189198 | iShares Core S&P 500 ETF_0
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000189198 | U.S. Treasury Bills_4.235_2025-07-15
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000189198 | U.S. Treasury Bills_4.289_2025-07-29
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000189198 | Visa, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000189198 | T-Mobile US, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000189198 | Alphabet, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000189198 | Amazon.com, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000189198 | JPMorgan Chase & Company_0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000189198 | Freeport-McMoRan, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000189198 | 31846V450 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000189198 | 30161N101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000189198 | 35671D857 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000189198 | 031162100 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000189198 | 166764100 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000189198 | 57636Q104 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000189198 | 437076102 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000189198 | 713448108 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000189198 | 912797QC4 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000189198 | 00206R102 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000189198 | 911312106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000189198 | 882508104 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000189198 | 464287200 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000189198 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000189198 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000189198 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000189198 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000189199 | U.S. Treasury Bills_4.325_2025-08-21
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000189199 | U.S. Treasury Bills_4.254_2025-07-22
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000189199 | U.S. Treasury Notes_4.625_2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000189199 | U.S. Treasury Bills_4.336_2025-09-04
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000189199 | Federal National Mortgage Association_2.125_2026-04-24
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000189199 | U.S. Treasury Notes_0.5_2027-04-30
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000189199 | U.S. Treasury Notes_1.125_2028-02-29
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000189199 | Federal National Mortgage Association_0.75_2027-10-08
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000189199 | U.S. Treasury Notes_3.75_2030-05-31
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000189199 | Federal Home Loan Bank_1.75_2025-09-12
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000189199 | Local
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000189199 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000189199 | Agency
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000189199 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	74.20%
C000189199 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000189199 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000189199 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000189199 | InvestmentType_U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000041028 | Alphabet, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000041028 | Broadcom, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000041028 | NVIDIA Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000041028 | Microsoft Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000041028 | Costco Wholesale Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000041028 | Mastercard, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000041028 | HCA Healthcare, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000041028 | Progressive Corporation (The)_0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000041028 | Cummins, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000041028 | CSX Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000041028 | N53745100 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041028 | 65339F101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000041028 | 828806109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000041028 | 20825C104 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000041028 | 742718109 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000041028 | 31428X106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000041028 | 92343V104 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000041028 | 110122108 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000041028 | 892356106 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000041028 | 060505104 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000041028 | 882508104 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000041028 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000072278 | Alphabet, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000072278 | Broadcom, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000072278 | NVIDIA Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000072278 | Microsoft Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000072278 | Costco Wholesale Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000072278 | Mastercard, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000072278 | HCA Healthcare, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000072278 | Progressive Corporation (The)_0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000072278 | Cummins, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000072278 | CSX Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000072278 | N53745100 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000072278 | 65339F101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000072278 | 828806109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000072278 | 20825C104 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000072278 | 742718109 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000072278 | 31428X106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000072278 | 92343V104 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000072278 | 110122108 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000072278 | 892356106 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000072278 | 060505104 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000072278 | 882508104 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000072278 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%